UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012




[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA AGGRESSIVE GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2012

 ===============================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN
2012 AS THE U.S. ECONOMY CONTINUES TO GROW         [PHOTO OF DANIEL S. McNAMARA]
SLOWLY, SOMETIMES IN FITS AND STARTS."

--------------------------------------------------------------------------------

FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

================================================================================

================================================================================

deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   11

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA AGGRESSIVE GROWTH FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP              Winslow Capital Management, Inc.

    PAUL E. MARRKAND, CFA                              CLARK J. WINSLOW
                                                       JUSTIN H. KELLY, CFA
                                                       R. BARTLETT WEAR, CFA

--------------------------------------------------------------------------------

o  HOW DID THE USAA AGGRESSIVE GROWTH FUND (THE FUND SHARES) PERFORM?

   The Fund produced a total return of -0.03% during the six-month period ended January 31, 2012. This compares to returns of -0.88% for the Lipper Large-Cap Growth Funds Index and 2.84% for the Russell 1000 Growth(R) Index (the Index). USAA Aggressive Growth Fund is managed by Winslow Capital Management, Inc. (Winslow Capital) and Wellington Management Company, LLP (Wellington Management), each of which manages approximately half of the portfolio.

o  HOW DID THE OVERALL MARKET PERFORM DURING THE REPORTING PERIOD?

   The U.S. stock market declined in the first three months of the period, then regained losses and continued to rise in the last half of the semiannual period. The period began with declining equity markets, heightened volatility, and solvency concerns. However, strength in business fundamentals began to assert itself based on improved economic reports in the second half of the period. Moderate gross domestic product growth and a declining unemployment rate -- along

   Refer to page 7 for benchmark definitions.

   Past performance is no guarantee of future results.

================================================================================

2  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   with a brighter outlook for a variety of economic sub-sectors ranging from car sales to bank loans -- gave investors hope that positive economic momentum was building.

o  HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM?

   For the six-month period, the Wellington Management portion of the portfolio trailed the Index. Security selection was the primary driver of relative underperformance during the period. Strong selection in health care and energy was more than offset by weak security selection in materials, information technology, and consumer discretionary. Sector allocation decisions, which come from our bottom-up stock selection process, also detracted from relative return, primarily due to an underweight to strong performing consumer staples companies and our allocation to energy stocks.

   In addition, our positions in the metals and mining firm Walter Energy, Inc., the education company ITT Educational Services, Inc., and Baker Hughes, Inc., an equipment and services firm engaged in oilfield activities, represented the largest individual detractors from performance. The communications equipment firm Cisco Systems, Inc. and the biotechnology company Amgen, Inc. were the top contributors. A lack of holdings in the energy equipment and services company Schlumberger Ltd. added to relative performance. Lastly, our position in Apple, Inc. was among the largest individual contributors to return.

o  HOW IS WELLINGTON MANAGEMENT POSITIONED?

   Our portfolio remains balanced based on our growth, quality, and valuation measurements. We remain disciplined in executing our process and believe that we have an attractive portfolio of companies with strong balance sheets, solid growth opportunities, and high return on capital. At the end of the period, our portfolio's largest

   You will find a complete list of securities that the Fund owns on pages
   12-19.

   Baker Hughes Inc. was sold out of the Fund prior to January 31, 2012.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   overweight was in the information technology sector. We continue to favor this sector, as we believe that valuations there remain attractive, balance sheets are strong, and we think that these companies have the potential for high cash flow generation. Additionally, the technology area is benefiting from favorable secular trends including cloud computing, mobility, security, and data storage that should help drive sustained growth. Based on our bottom-up investment process, the largest underweights in our portion of the Fund at period end were in the consumer staples, industrials, and financials sectors.

o HOW DID WINSLOW CAPITAL'S PORTION OF THE PORTFOLIO PERFORM OVER THE PAST SIX MONTHS?

   Stock selection drove our underperformance of the benchmark during the period, with telecommunications and industrials performing most strongly on an absolute basis, and the energy and industrials sectors performing the best versus the Index. Within the industrials sector, aerospace systems supplier Goodrich Corp. was a top contributor, as was Union Pacific Corp., a rail transportation service provider. The largest individual detractors for the period were the specialty coffee business Green Mountain Coffee Roasters, Inc. within the consumer staples (a significant long-term contributor to portfolio performance) sector, and the consumer discretionary stock Ctrip.com International Ltd. ADR, a travel service provider in China. Both stocks have been sold as of period end.

o  HOW IS THE WINSLOW CAPITAL PORTFOLIO POSITIONED?

   Our portion of the portfolio is positioned to mitigate risk and capture opportunity. We are maintaining a modestly pro-cyclical position, while balancing the evident risks. We have not become defensive. Despite their relatively strong recent performance, we believe that

   Goodrich Corp., Green Mountain Coffee Roasters, Inc., and Ctrip.com International Ltd. ADR were sold out of the Fund prior to January 31, 2012.

================================================================================

4  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   more defensive stocks currently exhibit slower growth and many are structurally challenged. In our view, many of these more defensive stocks have relatively poor business models that are inconsistent with the Winslow Capital growth investment philosophy.

   In addition, we have modestly rebalanced our portion of the portfolio by reducing broad factor risks and accentuating stock-specific exposures. At the portfolio level, we are maintaining a higher weight in "Consistent Stable Growers" and a reduced weight in "Quality Cyclicals." At the stock level, we have used the market's high correlation and compressed valuations to seek companies with faster earnings growth at lower valuations.

   Our investment orientation remains modestly pro-cyclical and higher growth, a function of our outlook, our investment process, and the market opportunities present today. The "risk-on/risk-off" market behavior that characterized 2011 was driven by macroeconomic events rather than company fundamentals. This has led to record high stock return correlations and the lowest valuations in more than two decades, implying that underlying mis-pricings abound. While this environment may continue for a while longer, we believe that it is not permanent. As macroeconomic clouds lift, we look for the market to refocus on exploiting pricing anomalies, which we believe will lead to favorable results for our portion of the portfolio.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES (Symbol: USAUX)


--------------------------------------------------------------------------------
                                            1/31/12                  7/31/11
--------------------------------------------------------------------------------

Net Assets                              $1,193.4 Million        $1,207.2 Million
Net Asset Value Per Share                   $34.56                  $34.57


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
    7/31/11 to 1/31/12*          1 Year           5 Years           10 Years

          -0.03%                  2.46%            0.30%              2.65%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
    1 Year                           5 Years                          10 Years

    -2.49%                            -0.23%                            1.37%


--------------------------------------------------------------------------------
                       EXPENSE RATIOS AS OF 7/31/11**
--------------------------------------------------------------------------------

                                    1.02%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               RUSSELL 1000 GROWTH(R)     USAA AGGRESSIVE GROWTH      LIPPER LARGE-CAP
                       INDEX                   FUND SHARES           GROWTH FUNDS INDEX
 1/31/2002          $10,000.00                 $10,000.00               $10,000.00
 2/28/2002            9,585.00                   9,489.08                 9,586.05
 3/31/2002            9,916.53                  10,022.21                 9,971.78
 4/30/2002            9,107.19                   9,689.00                 9,307.82
 5/31/2002            8,886.86                   9,307.66                 9,138.16
 6/30/2002            8,064.79                   8,541.28                 8,393.98
 7/31/2002            7,621.42                   7,697.15                 7,762.27
 8/31/2002            7,644.21                   7,723.07                 7,805.19
 9/30/2002            6,851.28                   7,478.71                 7,048.95
10/31/2002            7,479.76                   7,704.55                 7,591.56
11/30/2002            7,886.02                   7,663.83                 7,905.84
12/31/2002            7,341.29                   7,323.21                 7,354.98
 1/31/2003            7,163.15                   7,193.63                 7,185.31
 2/28/2003            7,130.26                   7,130.69                 7,108.10
 3/31/2003            7,262.96                   7,412.07                 7,241.42
 4/30/2003            7,799.96                   7,808.22                 7,771.68
 5/31/2003            8,189.29                   8,300.63                 8,152.35
 6/30/2003            8,302.06                   8,404.29                 8,219.87
 7/31/2003            8,508.64                   8,744.91                 8,458.25
 8/31/2003            8,720.26                   8,930.03                 8,666.35
 9/30/2003            8,626.91                   8,804.15                 8,481.87
10/31/2003            9,111.46                   9,437.25                 8,996.41
11/30/2003            9,206.85                   9,389.12                 9,082.01
12/31/2003            9,525.25                   9,577.93                 9,338.07
 1/31/2004            9,719.78                   9,603.85                 9,517.07
 2/29/2004            9,781.53                   9,751.94                 9,558.26
 3/31/2004            9,600.08                   9,774.16                 9,451.66
 4/30/2004            9,488.48                   9,514.99                 9,239.48
 5/31/2004            9,665.33                   9,589.04                 9,406.86
 6/30/2004            9,786.11                   9,722.33                 9,541.46
 7/31/2004            9,232.88                   9,229.91                 8,977.22
 8/31/2004            9,187.29                   9,329.88                 8,913.89
 9/30/2004            9,274.66                   9,737.13                 9,122.76
10/31/2004            9,419.32                   9,685.30                 9,232.72
11/30/2004            9,743.33                  10,214.74                 9,644.61
12/31/2004           10,125.35                  10,825.62                10,034.01
 1/31/2005            9,787.68                  10,422.07                 9,688.66
 2/28/2005            9,891.85                  10,481.30                 9,752.07
 3/31/2005            9,711.62                  10,325.81                 9,574.42
 4/30/2005            9,526.68                  10,236.95                 9,366.29
 5/31/2005            9,987.61                  10,688.63                 9,886.16
 6/30/2005            9,950.79                  10,810.81                 9,905.89
 7/31/2005           10,437.13                  11,203.26                10,403.99
 8/31/2005           10,302.72                  11,010.74                10,292.97
 9/30/2005           10,350.16                  11,166.23                10,416.19
10/31/2005           10,249.56                  11,040.36                10,348.73
11/30/2005           10,691.77                  11,540.17                10,822.40
12/31/2005           10,658.26                  11,607.83                10,794.68
 1/31/2006           10,845.37                  11,911.54                11,089.02
 2/28/2006           10,828.14                  11,852.28                10,939.44
 3/31/2006           10,988.02                  11,952.29                11,044.92
 4/30/2006           10,973.08                  11,948.58                11,027.58
 5/31/2006           10,601.14                  11,437.45                10,513.12
 6/30/2006           10,559.31                  11,426.34                10,478.57
 7/31/2006           10,358.20                  11,067.07                10,210.29
 8/31/2006           10,681.37                  11,141.15                10,446.70
 9/30/2006           10,974.87                  11,389.30                10,671.95
10/31/2006           11,360.68                  11,733.76                10,993.02
11/30/2006           11,586.12                  12,015.25                11,244.18
12/31/2006           11,625.36                  12,226.37                11,303.67
 1/31/2007           11,924.20                  12,796.76                11,595.42
 2/28/2007           11,700.06                  12,341.19                11,333.68
 3/31/2007           11,763.52                  12,296.74                11,418.96
 4/30/2007           12,317.35                  12,652.31                11,882.55
 5/31/2007           12,760.46                  13,141.22                12,284.95
 6/30/2007           12,569.99                  13,011.58                12,169.08
 7/31/2007           12,375.11                  12,859.73                12,014.67
 8/31/2007           12,572.30                  13,126.40                12,212.66
 9/30/2007           13,098.96                  14,044.95                12,957.65
10/31/2007           13,544.77                  14,878.32                13,536.68
11/30/2007           13,045.82                  14,122.74                12,984.81
12/31/2007           12,998.65                  14,045.90                12,996.15
 1/31/2008           11,985.06                  12,846.63                11,884.05
 2/29/2008           11,747.02                  12,397.37                11,636.47
 3/31/2008           11,675.50                  12,144.90                11,537.46
 4/30/2008           12,288.46                  12,913.47                12,248.44
 5/31/2008           12,738.88                  13,121.39                12,582.86
 6/30/2008           11,821.40                  12,144.90                11,657.14
 7/31/2008           11,596.65                  12,022.37                11,427.13
 8/31/2008           11,721.51                  11,918.41                11,457.63
 9/30/2008           10,364.11                  10,611.47                 9,988.99
10/31/2008            8,539.41                   9,040.91                 8,244.45
11/30/2008            7,860.28                   8,082.98                 7,417.40
12/31/2008            8,002.34                   8,217.62                 7,616.65
 1/31/2009            7,617.39                   7,563.05                 7,222.91
 2/28/2009            7,044.34                   7,058.10                 6,751.78
 3/31/2009            7,672.67                   7,533.13                 7,332.00
 4/30/2009            8,409.29                   8,284.95                 8,108.85
 5/31/2009            8,826.16                   8,853.49                 8,552.78
 6/30/2009            8,924.90                   8,647.76                 8,556.14
 7/31/2009            9,558.80                   9,287.37                 9,200.87
 8/31/2009            9,757.04                   9,549.20                 9,382.38
 9/30/2009           10,172.06                   9,964.38                 9,832.96
10/31/2009           10,034.29                   9,784.84                 9,638.41
11/30/2009           10,650.72                  10,510.47                10,219.78
12/31/2009           10,979.92                  10,568.04                10,548.99
 1/31/2010           10,500.79                  10,105.95                 9,996.31
 2/28/2010           10,861.67                  10,395.23                10,350.92
 3/31/2010           11,489.93                  11,127.82                11,001.07
 4/30/2010           11,618.32                  11,293.12                11,114.22
 5/31/2010           10,731.36                  10,474.12                10,221.37
 6/30/2010           10,140.43                   9,760.32                 9,633.10
 7/31/2010           10,863.77                  10,353.90                10,286.48
 8/31/2010           10,356.55                   9,820.43                 9,781.49
 9/30/2010           11,459.00                  11,011.35                10,830.00
10/31/2010           12,006.28                  11,533.56                11,398.75
11/30/2010           12,145.72                  11,672.56                11,512.83
12/31/2010           12,814.72                  12,397.48                12,144.54
 1/31/2011           13,140.84                  12,675.57                12,384.17
 2/28/2011           13,570.90                  13,088.94                12,719.26
 3/31/2011           13,587.48                  13,175.37                12,725.67
 4/30/2011           14,042.51                  13,596.26                13,111.54
 5/31/2011           13,889.63                  13,370.79                12,951.97
 6/30/2011           13,690.41                  13,167.86                12,780.51
 7/31/2011           13,553.19                  12,991.23                12,712.12
 8/31/2011           12,837.93                  12,100.60                11,857.44
 9/30/2011           11,891.97                  11,048.37                10,822.66
10/31/2011           13,196.99                  12,491.43                12,121.62
11/30/2011           13,195.71                  12,318.56                11,972.44
12/31/2011           13,153.29                  12,089.33                11,791.80
 1/31/2012           13,938.43                  12,987.48                12,600.09

                                   [END CHART]

                          Data from 1/31/02 to 1/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth(R) Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA AGGRESSIVE GROWTH FUND
INSTITUTIONAL SHARES* (Symbol: UIAGX)


--------------------------------------------------------------------------------
                                            1/31/12                  7/31/11
--------------------------------------------------------------------------------

Net Assets                              $180.3 Million           $136.8 Million
Net Asset Value Per Share                   $34.65                   $34.60


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
     7/31/11 to 1/31/12**           1 Year            Since Inception 8/01/08

            0.14%                    2.85%                    2.93%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
     1 Year                                           Since Inception 8/01/08

     -2.06%                                                   0.87%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                    0.68%


*The USAA Aggressive Growth Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED . THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                  o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 1000           USAA AGGRESSIVE GROWTH          LIPPER LARGE-CAP
                   GROWTH(R) INDEX        FUND INSTITUTIONAL SHARES        GROWTH FUNDS INDEX
 7/31/2008           $10,000.00                  $10,000.00                    $10,000.00
 8/31/2008            10,107.67                   10,012.48                     10,026.70
 9/30/2008             8,937.16                    8,914.54                      8,741.47
10/31/2008             7,363.69                    7,595.13                      7,214.80
11/30/2008             6,778.06                    6,790.39                      6,491.05
12/31/2008             6,900.56                    6,909.17                      6,665.41
 1/31/2009             6,568.61                    6,357.57                      6,320.85
 2/28/2009             6,074.46                    5,938.36                      5,908.55
 3/31/2009             6,616.28                    6,341.81                      6,416.31
 4/30/2009             7,251.48                    6,978.52                      7,096.14
 5/31/2009             7,610.95                    7,460.77                      7,484.63
 6/30/2009             7,696.10                    7,290.56                      7,487.57
 7/31/2009             8,242.73                    7,832.71                      8,051.78
 8/31/2009             8,413.67                    8,056.50                      8,210.62
 9/30/2009             8,771.55                    8,409.52                      8,604.93
10/31/2009             8,652.74                    8,261.38                      8,434.67
11/30/2009             9,184.30                    8,879.17                      8,943.43
12/31/2009             9,468.18                    8,926.20                      9,231.53
 1/31/2010             9,055.02                    8,538.24                      8,747.88
 2/28/2010             9,366.21                    8,789.46                      9,058.20
 3/31/2010             9,907.97                    9,412.73                      9,627.15
 4/30/2010            10,018.69                    9,552.65                      9,726.17
 5/31/2010             9,253.84                    8,865.78                      8,944.83
 6/30/2010             8,744.28                    8,264.76                      8,430.03
 7/31/2010             9,368.02                    8,770.38                      9,001.80
 8/31/2010             8,930.63                    8,318.82                      8,559.89
 9/30/2010             9,881.30                    9,330.05                      9,477.45
10/31/2010            10,353.23                    9,778.43                      9,975.17
11/30/2010            10,473.47                    9,899.27                     10,075.00
12/31/2010            11,050.36                   10,517.15                     10,627.81
 1/31/2011            11,331.58                   10,759.88                     10,837.52
 2/28/2011            11,702.43                   11,114.39                     11,130.76
 3/31/2011            11,716.72                   11,191.04                     11,136.36
 4/30/2011            12,109.10                   11,548.74                     11,474.04
 5/31/2011            11,977.27                   11,363.50                     11,334.40
 6/30/2011            11,805.49                   11,194.23                     11,184.35
 7/31/2011            11,687.16                   11,050.51                     11,124.51
 8/31/2011            11,070.37                   10,296.78                     10,376.57
 9/30/2011            10,254.66                    9,405.71                      9,471.02
10/31/2011            11,380.00                   10,635.32                     10,607.76
11/30/2011            11,378.90                   10,491.60                     10,477.21
12/31/2011            11,342.31                   10,299.97                     10,319.13
 1/31/2012            12,019.35                   11,066.48                     11,026.47

                                   [END CHART]

                         Data from 7/31/08 to 1/31/12.*

                      See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Russell 1000 Growth(R) Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2012
                                (% of Net Assets)

Apple, Inc. ..............................................................  5.9%
EMC Corp. ................................................................  2.9%
Microsoft Corp. ..........................................................  2.8%
QUALCOMM, Inc. ...........................................................  2.5%
UnitedHealth Group, Inc. .................................................  2.4%
Cisco Systems, Inc. ......................................................  2.4%
Oracle Corp. .............................................................  2.1%
Google, Inc. "A" .........................................................  2.0%
International Business Machines Corp. ....................................  2.0%
Union Pacific Corp. ......................................................  1.9%

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     37.9%
CONSUMER DISCRETIONARY                                                     14.1%
HEALTH CARE                                                                12.5%
INDUSTRIALS                                                                12.4%
ENERGY                                                                      8.7%
CONSUMER STAPLES                                                            4.3%
MATERIALS                                                                   4.2%
FINANCIALS                                                                  2.9%
MONEY MARKET INSTRUMENTS                                                    1.9%
TELECOMMUNICATION SERVICES                                                  1.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-19.

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
------------------------------------------------------------------------------
TRUSTEES                                FOR                   VOTES WITHHELD
------------------------------------------------------------------------------
Thomas F. Eggers                        6,660,811,393             63,843,596
Daniel S. McNamara                      6,665,041,690             59,613,299
Robert L. Mason, Ph.D.                  6,673,454,396             51,200,593
Michael F. Reimherr                     6,655,017,938             69,637,051
Paul L. McNamara                        6,652,482,258             72,172,731
Barbara B. Ostdiek, Ph.D.               6,650,120,137             74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  11

================================================================================

PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (14.1%)
             ------------------------------
             ADVERTISING (0.6%)
   187,241   Omnicom Group, Inc.                                        $    8,540
                                                                        ----------
             APPAREL RETAIL (1.6%)
   136,100   Abercrombie & Fitch Co. "A"                                     6,252
    80,328   Buckle, Inc.                                                    3,505
   121,025   Ross Stores, Inc.                                               6,151
    82,949   TJX Companies, Inc.                                             5,652
                                                                        ----------
                                                                            21,560
                                                                        ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.9%)
   148,996   Coach, Inc.                                                    10,437
    23,336   lululemon athletica, inc.*                                      1,474
    94,001   Polo Ralph Lauren Corp.                                        14,288
                                                                        ----------
                                                                            26,199
                                                                        ----------
             AUTO PARTS & EQUIPMENT (0.6%)
   121,400   BorgWarner, Inc.*                                               9,060
                                                                        ----------
             AUTOMOTIVE RETAIL (0.5%)
    83,100   O'Reilly Automotive, Inc.*                                      6,774
                                                                        ----------
             CABLE & SATELLITE (0.3%)
    26,978   DIRECTV "A"*                                                    1,214
 1,415,209   Sirius Satellite Radio, Inc.*                                   2,958
                                                                        ----------
                                                                             4,172
                                                                        ----------
             CASINOS & GAMING (1.0%)
   286,000   Las Vegas Sands Corp.*                                         14,045
                                                                        ----------
             EDUCATION SERVICES (0.9%)
   131,860   Apollo Group, Inc. "A"*                                         6,911
    89,312   ITT Educational Services, Inc.*                                 5,883
                                                                        ----------
                                                                            12,794
                                                                        ----------
             FOOTWEAR (0.1%)
    16,715   Deckers Outdoor Corp.*                                          1,351
                                                                        ----------
             GENERAL MERCHANDISE STORES (0.2%)
    29,013   Dollar Tree, Inc.*                                              2,461
                                                                        ----------

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (0.3%)
   162,853   Lowe's Companies, Inc.                                     $    4,369
                                                                        ----------
             HOMEFURNISHING RETAIL (0.3%)
    60,849   Bed Bath & Beyond, Inc.*                                        3,694
                                                                        ----------
             INTERNET RETAIL (2.9%)
    86,232   Amazon.com, Inc.*                                              16,767
    42,707   Priceline.com, Inc.*                                           22,612
                                                                        ----------
                                                                            39,379
                                                                        ----------
             MOVIES & ENTERTAINMENT (0.4%)
   301,339   News Corp. "A"                                                  5,674
                                                                        ----------
             RESTAURANTS (2.1%)
   357,771   Starbucks Corp.                                                17,148
   185,186   Yum! Brands, Inc.                                              11,728
                                                                        ----------
                                                                            28,876
                                                                        ----------
             SPECIALTY STORES (0.4%)
    95,837   PetSmart, Inc.                                                  5,100
                                                                        ----------
             Total Consumer Discretionary                                  194,048
                                                                        ----------
             CONSUMER STAPLES (4.3%)
             -----------------------
             HYPERMARKETS & SUPER CENTERS (1.6%)
   166,900   Costco Wholesale Corp.                                         13,731
   142,155   Wal-Mart Stores, Inc.                                           8,722
                                                                        ----------
                                                                            22,453
                                                                        ----------
             PACKAGED FOODS & MEAT (0.5%)
   158,900   General Mills, Inc.                                             6,329
                                                                        ----------
             PERSONAL PRODUCTS (0.5%)
   124,300   Estee Lauder Companies, Inc. "A"                                7,201
                                                                        ----------
             SOFT DRINKS (0.9%)
   184,333   Coca-Cola Co.                                                  12,448
                                                                        ----------
             TOBACCO (0.8%)
   140,899   Philip Morris International, Inc.                              10,535
                                                                        ----------
             Total Consumer Staples                                         58,966
                                                                        ----------
             ENERGY (8.7%)
             -------------
             INTEGRATED OIL & GAS (3.2%)
   247,733   Exxon Mobil Corp.                                              20,745
   232,376   Occidental Petroleum Corp.                                     23,184
                                                                        ----------
                                                                            43,929
                                                                        ----------
             OIL & GAS DRILLING (0.5%)
   119,779   Diamond Offshore Drilling, Inc.                                 7,462
                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (3.3%)
    69,647   Cameron International Corp.*                               $    3,705
    45,513   Core Laboratories N.V.                                          4,835
   267,000   FMC Technologies, Inc.*                                        13,647
    61,846   National-Oilwell Varco, Inc.                                    4,575
   135,112   Oceaneering International, Inc.                                 6,565
   153,200   Schlumberger Ltd.                                              11,516
                                                                        ----------
                                                                            44,843
                                                                        ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    49,732   Anadarko Petroleum Corp.                                        4,014
   132,400   Concho Resources, Inc.*                                        14,122
                                                                        ----------
                                                                            18,136
                                                                        ----------
             OIL & GAS REFINING & MARKETING (0.4%)
   203,451   Valero Energy Corp.                                             4,881
                                                                        ----------
             Total Energy                                                  119,251
                                                                        ----------
             FINANCIALS (2.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    94,300   Franklin Resources, Inc.                                       10,005
                                                                        ----------
             CONSUMER FINANCE (0.5%)
   133,775   American Express Co.                                            6,708
                                                                        ----------
             INVESTMENT BANKING & BROKERAGE (0.4%)
   321,600   TD Ameritrade Holding Corp.                                     5,181
                                                                        ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   271,700   JPMorgan Chase & Co.                                           10,134
                                                                        ----------
             SPECIALIZED FINANCE (0.6%)
    67,900   IntercontinentalExchange, Inc.*                                 7,773
                                                                        ----------
             Total Financials                                               39,801
                                                                        ----------
             HEALTH CARE (12.5%)
             -------------------
             BIOTECHNOLOGY (2.6%)
   178,628   Amgen, Inc.                                                    12,130
    83,700   Biogen Idec, Inc.*                                              9,870
   142,900   Celgene Corp.*                                                 10,389
    80,750   Gilead Sciences, Inc.*                                          3,944
                                                                        ----------
                                                                            36,333
                                                                        ----------
             HEALTH CARE DISTRIBUTORS (0.6%)
    95,809   AmerisourceBergen Corp.                                         3,734
    91,088   Cardinal Health, Inc.                                           3,919
                                                                        ----------
                                                                             7,653
                                                                        ----------

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (2.8%)
   165,495   Edwards Lifesciences Corp.*                                $   13,681
   275,602   Hologic, Inc.*                                                  5,620
    28,402   Intuitive Surgical, Inc.*                                      13,062
    94,200   Varian Medical Systems, Inc.*                                   6,205
                                                                        ----------
                                                                            38,568
                                                                        ----------
             HEALTH CARE SERVICES (0.8%)
   205,100   Express Scripts, Inc.*                                         10,493
                                                                        ----------
             HEALTH CARE TECHNOLOGY (0.4%)
    90,500   Cerner Corp.*                                                   5,511
                                                                        ----------
             LIFE SCIENCES TOOLS & SERVICES (1.0%)
   200,804   Bruker Corp.*                                                   2,852
    64,301   Life Technologies Corp.*                                        3,114
    93,242   Waters Corp.*                                                   8,072
                                                                        ----------
                                                                            14,038
                                                                        ----------
             MANAGED HEALTH CARE (2.7%)
    75,791   Aetna, Inc.                                                     3,312
   646,619   UnitedHealth Group, Inc.                                       33,489
                                                                        ----------
                                                                            36,801
                                                                        ----------
             PHARMACEUTICALS (1.6%)
   151,540   Abbott Laboratories                                             8,206
    43,400   Perrigo Co.                                                     4,149
    94,800   Shire plc ADR                                                   9,434
                                                                        ----------
                                                                            21,789
                                                                        ----------
             Total Health Care                                             171,186
                                                                        ----------
             INDUSTRIALS (12.4%)
             -------------------
             AEROSPACE & DEFENSE (2.4%)
   116,552   Boeing Co.                                                      8,646
   124,169   Honeywell International, Inc.                                   7,207
    29,800   Precision Castparts Corp.                                       4,877
   158,900   United Technologies Corp.                                      12,450
                                                                        ----------
                                                                            33,180
                                                                        ----------
             AIR FREIGHT & LOGISTICS (0.5%)
   101,100   C.H. Robinson Worldwide, Inc.                                   6,960
                                                                        ----------
             CONSTRUCTION & ENGINEERING (0.7%)
   176,200   Fluor Corp.                                                     9,909
                                                                        ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
   222,621   Caterpillar, Inc.                                              24,292
    32,308   Cummins, Inc.                                                   3,360

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
   112,100   Deere & Co.                                                $    9,658
    56,964   Joy Global, Inc.                                                5,166
                                                                        ----------
                                                                            42,476
                                                                        ----------
             INDUSTRIAL CONGLOMERATES (2.5%)
   422,200   Danaher Corp.                                                  22,170
   373,828   General Electric Co.                                            6,994
    93,581   Tyco International Ltd.                                         4,768
                                                                        ----------
                                                                            33,932
                                                                        ----------
             INDUSTRIAL MACHINERY (1.3%)
    59,895   Dover Corp.                                                     3,798
   141,500   Illinois Tool Works, Inc.                                       7,504
    75,624   Parker-Hannifin Corp.                                           6,101
                                                                        ----------
                                                                            17,403
                                                                        ----------
             RAILROADS (1.9%)
   229,600   Union Pacific Corp.                                            26,246
                                                                        ----------
             Total Industrials                                             170,106
                                                                        ----------
             INFORMATION TECHNOLOGY (37.9%)
             ------------------------------
             APPLICATION SOFTWARE (2.4%)
   102,894   Autodesk, Inc.*                                                 3,704
   140,335   Citrix Systems, Inc.*                                           9,151
   143,500   Intuit, Inc.                                                    8,099
   102,400   Salesforce.com, Inc.*                                          11,961
                                                                        ----------
                                                                            32,915
                                                                        ----------
             COMMUNICATIONS EQUIPMENT (5.6%)
 1,684,646   Cisco Systems, Inc.                                            33,069
   401,913   Emulex Corp.*                                                   4,196
    25,596   F5 Networks, Inc.*                                              3,065
   590,391   QUALCOMM, Inc.                                                 34,727
   101,470   Riverbed Technology, Inc.*                                      2,429
                                                                        ----------
                                                                            77,486
                                                                        ----------
             COMPUTER HARDWARE (6.3%)
   176,706   Apple, Inc.*                                                   80,663
   338,358   Dell, Inc.*                                                     5,830
                                                                        ----------
                                                                            86,493
                                                                        ----------
             COMPUTER STORAGE & PERIPHERALS (4.7%)
 1,555,936   EMC Corp.*                                                     40,081
   385,333   NetApp, Inc.*                                                  14,542
   332,658   QLogic Corp.*                                                   5,762
    97,101   SanDisk Corp.*                                                  4,455
                                                                        ----------
                                                                            64,840
                                                                        ----------

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   221,900   Visa, Inc. "A"                                             $   22,332
                                                                        ----------
             INTERNET SOFTWARE & SERVICES (5.0%)
   100,600   Baidu, Inc. ADR*                                               12,828
   250,346   eBay, Inc.*                                                     7,911
    47,630   Google, Inc. "A"*                                              27,631
   174,827   IAC/InterActiveCorp.                                            7,530
    54,900   Linkedin Corp.*                                                 3,961
   222,400   VeriSign, Inc.                                                  8,242
                                                                        ----------
                                                                            68,103
                                                                        ----------
             IT CONSULTING & OTHER SERVICES (3.5%)
   296,132   Cognizant Technology Solutions Corp. "A"*                      21,248
   140,672   International Business Machines Corp.                          27,093
                                                                        ----------
                                                                            48,341
                                                                        ----------
             SEMICONDUCTORS (3.0%)
   565,066   Altera Corp.                                                   22,484
   153,681   Analog Devices, Inc.                                            6,014
   345,870   Intersil Corp. "A"                                              3,894
   235,306   Xilinx, Inc.                                                    8,436
                                                                        ----------
                                                                            40,828
                                                                        ----------
             SYSTEMS SOFTWARE (5.8%)
    64,341   BMC Software, Inc.*                                             2,332
   100,268   Check Point Software Technologies Ltd.*                         5,644
 1,282,382   Microsoft Corp.                                                37,869
 1,033,988   Oracle Corp.                                                   29,158
    59,505   Red Hat, Inc.*                                                  2,759
   107,614   Symantec Corp.*                                                 1,850
                                                                        ----------
                                                                            79,612
                                                                        ----------
             Total Information Technology                                  520,950
                                                                        ----------
             MATERIALS (4.2%)
             ----------------
             DIVERSIFIED METALS & MINING (1.0%)
   107,788   Freeport-McMoRan Copper & Gold, Inc.                            4,981
    48,837   Rio Tinto plc ADR                                               2,953
    60,591   Teck Cominco Ltd. "B"                                           2,564
    43,083   Walter Energy, Inc.                                             2,978
                                                                        ----------
                                                                            13,476
                                                                        ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.4%)
    22,363   CF Industries Holdings, Inc.                                    3,966
   195,000   Monsanto Co.                                                   16,000
                                                                        ----------
                                                                            19,966
                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------
                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES    SECURITY                                                        (000)
----------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (1.0%)
   165,600   Ecolab, Inc.                                               $   10,009
    45,999   Sherwin-Williams Co.                                            4,486
                                                                        ----------
                                                                            14,495
                                                                        ----------
             STEEL (0.8%)
   144,132   Cliffs Natural Resources, Inc.                                 10,414
                                                                        ----------
             Total Materials                                                58,351
                                                                        ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   229,200   American Tower Corp.                                           14,557
                                                                        ----------
             Total Common Stocks (cost: $1,093,526)                      1,347,216
                                                                        ----------
             MONEY MARKET INSTRUMENTS (1.9%)

             MONEY MARKET FUNDS (1.9%)
26,371,028   State Street Institutional Liquid
             Reserve Fund, 0.18%(a) (cost: $26,371)                         26,371
                                                                        ----------
             Total Money Market Instruments (cost: $26,371)                 26,371
                                                                        ----------

             TOTAL INVESTMENTS (COST: $1,119,897)                       $1,373,587
                                                                        ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,347,216                  $-             $-     $1,347,216
Money Market Instruments:
  Money Market Funds                         26,371                   -              -         26,371
-----------------------------------------------------------------------------------------------------
Total                                    $1,373,587                  $-             $-     $1,373,587
-----------------------------------------------------------------------------------------------------

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                   COMMON STOCKS
--------------------------------------------------------------------------------
Balance as of July 31, 2011                                             $    411
  Purchases                                                                    -
  Sales                                                                      (29)
  Transfers into Level 3                                                       -
  Transfers out of Level 3                                                     -
  Net realized gain (loss)                                                (1,130)
  Change in net unrealized appreciation/depreciation                         748
--------------------------------------------------------------------------------
Balance as of January 31, 2012                                          $      -
--------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

    *    Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities,
  at market value (cost of $1,119,897)                                 $1,373,587
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                        210
      Nonaffiliated transactions                                            1,124
    Dividends and interest                                                    593
    Securities sold                                                         8,232
                                                                       ----------
      Total assets                                                      1,383,746
                                                                       ----------
LIABILITIES
  Payables:
    Securities purchased                                                    8,382
    Capital shares redeemed:
      Nonaffiliated transactions                                              874
  Accrued management fees                                                     515
  Accrued transfer agent's fees                                               117
  Other accrued expenses and payables                                         114
                                                                       ----------
      Total liabilities                                                    10,002
                                                                       ----------
        Net assets applicable to capital shares outstanding            $1,373,744
                                                                       ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $1,156,487
  Accumulated undistributed net investment income                             243
  Accumulated net realized loss on investments                            (36,676)
  Net unrealized appreciation of investments                              253,690
                                                                       ----------
        Net assets applicable to capital shares outstanding            $1,373,744
                                                                       ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,193,413/34,535 shares outstanding)   $    34.56
                                                                       ==========
    Institutional Shares (net assets of $180,331/5,204
      shares outstanding)                                              $    34.65
                                                                       ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $19)                    $   6,608
   Interest                                                                   22
   Securities lending (net)                                                   18
                                                                       ---------
      Total income                                                         6,648
                                                                       ---------
EXPENSES
   Management fees                                                         2,778
   Administration and servicing fees:
      Fund Shares                                                          1,407
      Institutional Shares                                                    67
   Transfer agent's fees:
      Fund Shares                                                          1,799
      Institutional Shares                                                    67
   Custody and accounting fees:
      Fund Shares                                                             86
      Institutional Shares                                                    10
   Postage:
      Fund Shares                                                             70
   Shareholder reporting fees:
      Fund Shares                                                             35
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             17
      Institutional Shares                                                     6
   Professional fees                                                          54
   Other                                                                      16
                                                                       ---------
         Total expenses                                                    6,419
                                                                       ---------
   Expenses paid indirectly:
      Fund Shares                                                            (14)
                                                                       ---------
   Net expenses                                                            6,405
                                                                       ---------
NET INVESTMENT INCOME                                                        243
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                     (10,825)
   Change in net unrealized appreciation/depreciation                     12,050
                                                                       ---------
         Net realized and unrealized gain                                  1,225
                                                                       ---------
   Increase in net assets resulting from operations                    $   1,468
                                                                       =========

See accompanying notes to financial statements.

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                     1/31/2012      7/31/2011
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                     $      243     $   (1,098)
   Net realized gain (loss) on investments                             (10,825)        59,953
   Net realized gain on foreign currency transactions                        -              1
   Change in net unrealized appreciation/depreciation of
      investments                                                       12,050        212,871
                                                                    -------------------------
      Increase in net assets resulting from operations                   1,468        271,727
                                                                    -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                            -           (339)
      Institutional Shares                                                   -           (431)
                                                                    -------------------------
         Distributions to shareholders                                       -           (770)
                                                                    -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                         (12,607)       (40,098)
   Institutional Shares                                                 40,841         44,919
                                                                    -------------------------
      Total net increase in net assets from
         capital share transactions                                     28,234          4,821
                                                                    -------------------------
   Net increase in net assets                                           29,702        275,778
NET ASSETS
   Beginning of period                                               1,344,042      1,068,264
                                                                    -------------------------
   End of period                                                    $1,373,744     $1,344,042
                                                                    =========================
Accumulated undistributed net investment income:
   End of period                                                    $      243     $        -
                                                                    =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

       or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

       the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

   withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, brokerage commission recapture credits reduced the expenses of the Fund shares by $14,000. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $3,000, which represents 2.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had utilized pre-enactment capital loss carryforwards of $60,482,000 to offset capital gains. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $24,433,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more- likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $333,220,000 and $314,064,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $269,905,000 and $16,215,000, respectively, resulting in net unrealized appreciation of $253,690,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund received securities-lending income of $18,000, which is net of the 20% income retained by Citibank. For the six-month period ended January 31, 2012, the Fund had no securities out on loan.

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

----------------------------------------------------------------------------
                            SIX-MONTH PERIOD ENDED          YEAR ENDED
                                  1/31/2012                  7/31/2011
----------------------------------------------------------------------------
                             SHARES         AMOUNT      SHARES        AMOUNT
                             -----------------------------------------------
FUND SHARES:
Shares sold                   2,545      $  81,183       7,410     $ 243,705
Shares issued from
  reinvested dividends            -              -          10           336
Shares redeemed              (2,926)       (93,790)     (8,706)     (284,139)
                             -----------------------------------------------
Net decrease from capital
  share transactions           (381)     $ (12,607)     (1,286)    $ (40,098)
                             ===============================================
INSTITUTIONAL SHARES:
Shares sold                   1,399      $  45,818       1,877     $  60,306
Shares issued from
  reinvested dividends            -              -          13           431
Shares redeemed                (150)        (4,977)       (488)      (15,818)
                             -----------------------------------------------
Net increase from capital
  share transactions          1,249      $  40,841       1,402     $  44,919
                             ===============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2012, the Fund's effective annualized base fee was 0.46% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $2,778,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(133,000) and $(7,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.01)% and less than (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- Effective July 21, 2010, the Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, Inc. (Winslow Capital), under which Wellington Management and Winslow Capital direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $968,000.

    The Manager (not the Fund) pays Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    the next $250 million, 0.30% on the next $250 million, and 0.25% on the next $400 million of the portion of the Fund's average daily net assets that Winslow Capital manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Winslow Capital, of $1,081,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.10% of average net assets of the Fund Shares and Institutional Shares, respectively. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,407,000 and $67,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $19,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    annualized rate of 0.05% of average net assets of the Institutional
    Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,799,000 and $67,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of 210,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                   OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                   0.6%
USAA Target Retirement 2020 Fund                                     1.4
USAA Target Retirement 2030 Fund                                     3.3
USAA Target Retirement 2040 Fund                                     4.2
USAA Target Retirement 2050 Fund                                     2.3

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board
    (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                         YEAR ENDED JULY 31,
                             -----------------------------------------------------------------------------------
                                   2012            2011          2010          2009          2008           2007
                             -----------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    34.57      $    27.56      $  24.83      $  32.38    $    34.73     $    29.88
                             -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  (.00)(g)        (.01)          .08           .15           .17           (.01)(a)
  Net realized and
    unrealized gain (loss)         (.01)           7.03          2.77         (7.54)        (2.43)          4.86(a)
                             -----------------------------------------------------------------------------------
Total from investment
  operations                       (.01)           7.02          2.85         (7.39)        (2.26)          4.85(a)
                             -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.01)         (.12)         (.16)         (.09)             -
                             -----------------------------------------------------------------------------------
Net asset value at end
  of period                  $    34.56      $    34.57      $  27.56      $  24.83    $    32.38     $    34.73
                             ===================================================================================
Total return (%)*                  (.03)          25.47         11.48(d)     (22.75)        (6.54)         16.23(b)
Net assets at end
  of period (000)            $1,193,413      $1,207,205      $997,867      $863,162    $1,144,497     $1,237,151
Ratios to average
  net assets:**
  Expenses (%)(c)                  1.06(f)         1.02          1.06(d)       1.18          1.00           1.05(b)
  Net investment
    income (loss) (%)              (.00)(f)        (.12)          .27           .62           .48           (.02)
Portfolio turnover (%)               25              63           156(e)         79            70             55

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended January 31, 2012, average net assets were $1,118,596,000.
(a)  Calculated using average shares.
(b)  For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
     Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                            (.00%)(+)        (.00%)(+)      (.01%)        (.00%)(+)         (.01%)         (.01%)
     (+) Represents less than 0.01% of average net assets.
(d)  During the year ended July 31, 2010, SAS reimbursed the Fund Shares $327,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
     Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by
     0.03%. This decrease is excluded from the expense ratios above.
(e)  Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(f)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(g)  Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED   YEAR ENDED JULY 31,      PERIOD ENDED
                                                  JANUARY 31,  ---------------------        JULY 31,
                                                     2012         2011          2010        2009***
                                             --------------------------------------------------------
Net asset value at beginning of period       $  34.60         $  27.58       $ 24.85        $ 32.06
                                             ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           .05              .14           .23            .24(a)
  Net realized and unrealized gain (loss)        (.00)(e)         7.02          2.75          (7.22)(a)
                                             ------------------------------------------------------
Total from investment operations                  .05             7.16          2.98          (6.98)(a)
                                             ------------------------------------------------------
Less distributions from:
  Net investment income                            -              (.14)         (.25)          (.23)
                                             ------------------------------------------------------
Net asset value at end of period             $  34.65         $  34.60       $ 27.58        $ 24.85
                                             ======================================================
Total return (%)*                                 .14            26.00         11.97         (21.67)
Net assets at end of period (000)            $180,331         $136,837       $70,397        $21,565
Ratios to average net assets:**
  Expenses (%)(c)                                 .67(b)           .58           .60            .61(b)
  Expenses, excluding reimbursements (%)(c)       .67(b)           .58           .60            .63(b)
  Net investment income (%)                       .37              .31           .62           1.11(b)
Portfolio turnover (%)                             25               63           156(d)          79

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended January 31, 2012, average net assets were $144,760,000.
***  Institutional Shares were initiated on August 1, 2008.
(a)  Calculated using average shares.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                 (.00%)(+)        (.00%)(+)     (.01%)         (.00%)(+)
     (+) Represents less than 0.01% of average net assets.
(d)  Reflects increased trading activity due to changes in subadvisers.
(e)  Represents less than $0.01 per share.

================================================================================

40  | USAA AGGRESSIVE GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                    AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                    --------------------------------------------------------------
FUND SHARES
Actual                                $1,000.00              $  999.70                 $5.28

Hypothetical
 (5% return before expenses)           1,000.00               1,019.86                  5.33

INSTITUTIONAL SHARES
Actual                                 1,000.00               1,001.40**                3.37**

Hypothetical
 (5% return before expenses)           1,000.00               1,021.77**                3.40**

  * Expenses are equal to the annualized expense ratio of 1.05% for Fund Shares and 0.67% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.03)% for Fund Shares and 0.14% for Institutional Shares for the six-month period of August 1, 2011, through January 31, 2012.

  ** The Institutional Shares' annualized expense ratio of 0.67% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.68%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                    AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                    --------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                $1,000.00              $1,001.40                 $3.42

Hypothetical
 (5% return before expenses)           1,000.00               1,021.72                  3.46

================================================================================

42  | USAA AGGRESSIVE GROWTH FUND

================================================================================

TRUSTEES                                     Daniel S. McNamara
                                             Robert L. Mason, Ph.D.
                                             Barbara B. Ostdiek, Ph.D.
                                             Michael F. Reimherr
                                             Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                            USAA Asset Management Company
INVESTMENT ADVISER                           P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                              USAA Investment Management Company
DISTRIBUTOR                                  P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                               USAA Shareholder Account Services
                                             9800 Fredericksburg Road
                                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                                State Street Bank and Trust Company
ACCOUNTING AGENT                             P.O. Box 1713
                                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                  Ernst & Young LLP
REGISTERED PUBLIC                            100 West Houston St., Suite 1800
ACCOUNTING FIRM                              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                  Under "My Accounts" on
SELF-SERVICE 24/7                            USAA.COM select "Investments,"
AT USAA.COM                                  then "Mutual Funds"

OR CALL                                      Under "Investments" view
(800) 531-USAA                               account balances, or click
        (8722)                               "I want to...," and select
                                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)

   WE KNOW WHAT IT MEANS TO SERVE.(R)


   =============================================================================
    23418-0312                               (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.